NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
422,721 shares (cost $15,595,853)	$19,398,663
Federated NVIT High Income Bond Fund - Class I (HIBF)
118,862 shares (cost $814,199)	784,487
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
39,808 shares (cost $303,741)	336,378
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
1,582 shares (cost $12,939)	13,336
NVIT Fund - Class I (TRF)
8,468,635 shares (cost $86,939,106)	68,680,631
NVIT Government Bond Fund - Class I (GBF)
2,471,280 shares (cost $29,092,166)	29,012,832
NVIT Growth Fund - Class I (CAF)
363,478 shares (cost $3,918,448)	4,274,497
NVIT Money Market Fund - Class I (SAM)
12,913,441 shares (cost $12,913,441)	12,913,441
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
8,509 shares (cost $66,995)	73,943
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
813,905 shares (cost $6,176,832)	6,828,660
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,353,000 shares (cost $19,265,556)	21,482,889
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,460 shares (cost $32,144)	34,637
V.I. Capital Appreciation Fund - Series I (AVCA)
88,094 shares (cost $1,993,543)	1,790,954
V.I. Global Health Care Fund - Series I (IVHS)
10,447 shares (cost $158,905)	165,797
V.I. Global Real Estate Fund - Series I (IVRE)
58,642 shares (cost $965,006)	711,919
V.I. International Growth Fund - Series I (AVIE)
83,487 shares (cost $2,342,925)	2,171,509
VP Balanced Fund - Class I (ACVB)
656,990 shares (cost $4,364,350)	3,777,690

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VP Capital Appreciation Fund - Class I (ACVCA)
380,441 shares (cost $3,542,411)	$4,097,354
VP Income & Growth Fund - Class I (ACVIG)
692,368 shares (cost $4,572,359)	3,724,939
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,499,194 shares (cost $41,682,295)	39,443,785
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
610,835 shares (cost $15,814,581)	16,040,519
Appreciation Portfolio - Initial Shares (DCAP)
194,614 shares (cost $6,630,950)	6,110,875
Developing Leaders Portfolio - Initial Shares (DSC)
1,356,562 shares (cost $48,477,646)	31,865,644
Quality Bond Portfolio - Initial Shares (DQBP)
566,337 shares (cost $6,250,852)	6,275,009
Contrafund Portfolio - Service Class 2 (FC2)
180,616 shares (cost $4,558,016)	3,664,695
Equity-Income Portfolio - Initial Class (FEIP)
2,791,054 shares (cost $62,824,926)	46,917,619
High Income Portfolio - Initial Class (FHIP)
2,394,855 shares (cost $13,812,877)	12,668,782
Templeton Foreign Securities Fund - Class 1 (TIF)
1,527,911 shares (cost $20,000,674)	20,901,817
Balanced Portfolio - I Class Shares (AMBP)
1,187,985 shares (cost $11,465,808)	10,691,868
Real Return Portfolio - Administrative Class (PMVRRA)
104,646 shares (cost $1,275,287)	1,301,800
Series D (Global Series) (SBLD)
62,403 shares (cost $643,777)	552,891
Series J (Mid Cap Growth Series) (SBLJ)
14,226 shares (cost $342,362)	344,269
Series N (Managed Asset Allocation Series) (SBLN)
21,051 shares (cost $389,072)	378,707
Series O (All Cap Value Series) (SBLO)
102,379 shares (cost $2,015,490)	1,959,534
Series P (High Yield Series) (SBLP)
35,507 shares (cost $684,198)	823,762
Series Q (Small Cap Value Series) (SBLQ)
48,996 shares (cost $1,227,450)	1,352,278

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Series V (Mid Cap Value Series) (SBLV)
66,490 shares (cost $3,033,783)	$3,261,341
Series X (Small Cap Growth Series) (SBLX)
21,669 shares (cost $293,021)	314,634
Series Y (Select 25 Series) (SBLY)
5,904 shares (cost $40,943)	50,361
Total Return Portfolio - Administrative Class (PMVTRA)
282,015 shares (cost $3,001,749)	3,051,397
Micro-Cap Portfolio - Investment Class (ROCMC)
146,404 shares (cost $1,584,182)	1,395,231

Total Investments	389,641,374

Accounts Receivable - Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	24
Total Assets	389,641,398
Accounts Payable	9,550

$389,631,848

Contract Owners’ Equity:
Accumulation units	389,481,337
Contracts in payout (annuitization) period	150,511

Total Contract Owners’ Equity (note 5)	$389,631,848

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	JAIG	HIBF	NVNMO1	NVNSR1	TRF	GBF	CAF

Reinvested dividends	$7,415,477	90,789	67,362	229	38	827,492	1,034,921	21,044
Mortality and expense risk charges (note 2)	(4,468,085)	(202,719)	(8,697)	(2,530)	(74)	(792,308)	(392,267)	(49,765)

Net investment income (loss)	2,947,392	(111,930)	58,665	(2,301)	(36)	35,184	642,654	(28,721)

Realized gain (loss) on investments	(26,543,755)	1,158,587	(87,369)	37,953	1,156	(5,532,797)	(22,574)	122,456
Change in unrealized gain (loss) on investments	102,306,240	7,390,768	278,489	32,902	400	19,274,910	(643,084)	984,436

Net gain (loss) on investments	75,762,485	8,549,355	191,120	70,855	1,556	13,742,113	(665,658)	1,106,892

Reinvested capital gains	4,360,696	452,835	-	725	-	-	427,512	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,070,573	8,890,260	249,785	69,279	1,520	13,777,297	404,508	1,078,171

Investment Activity:	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	AVCA	IVHS	IVRE

Reinvested dividends	$6,474	356	-	94,522	35	10,322	514	-
Mortality and expense risk charges (note 2)	(183,481)	(3,707)	(33,586)	(99,795)	(154)	(21,003)	(1,914)	(7,358)

Net investment income (loss)	(177,007)	(3,351)	(33,586)	(5,273)	(119)	(10,681)	(1,400)	(7,358)

Realized gain (loss) on investments	-	146,792	14,345	53,681	641	6,327	(61,721)	(251,212)
Change in unrealized gain (loss) on investments	-	12,705	655,146	2,219,809	2,498	299,954	98,048	425,867

Net gain (loss) on investments	-	159,497	669,491	2,273,490	3,139	306,281	36,327	174,655

Reinvested capital gains	-	-	-	-	574	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(177,007)	156,146	635,905	2,268,217	3,594	295,600	34,927	167,297

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	AVIE	ACVB	ACVCA	ACVIG	DSIF	DSRG	DCAP	DSC

Reinvested dividends	$29,363	199,902	79,622	163,364	728,049	137,277	129,084	458,105
Mortality and expense risk charges (note 2)	(22,849)	(47,367)	(90,707)	(42,813)	(440,663)	(177,391)	(63,723)	(349,591)

Net investment income (loss)	6,514	152,535	(11,085)	120,551	287,386	(40,114)	65,361	108,514

Realized gain (loss) on investments	(114,134)	(266,366)	(12,263)	(72,440)	(1,328,072)	(364,551)	(160,966)	(2,931,228)
Change in unrealized gain (loss) on investments	643,170	598,532	2,238,348	482,007	6,706,965	4,430,861	696,819	9,099,587

Net gain (loss) on investments	529,036	332,166	2,226,085	409,567	5,378,893	4,066,310	535,853	6,168,359

Reinvested capital gains	-	-	-	-	2,225,666	-	376,661	-

Net increase (decrease) in contract owners’ equity resulting from operations	$535,550	484,701	2,215,000	530,118	7,891,945	4,026,196	977,875	6,276,873

Investment Activity:	DQBP	FC2	FEIP	FHIP	TIF	AMBP	AMTP	PMVRRA

Reinvested dividends	$300,874	37,013	939,554	911,547	653,927	327,637	-	38,101
Mortality and expense risk charges (note 2)	(79,214)	(40,490)	(518,632)	(143,922)	(227,401)	(126,771)	(4,931)	(15,774)

Net investment income (loss)	221,660	(3,477)	420,922	767,625	426,526	200,866	(4,931)	22,327

Realized gain (loss) on investments	(163,310)	(713,822)	(3,451,346)	(553,602)	(220,014)	(267,250)	(265,920)	(47,693)
Change in unrealized gain (loss) on investments	737,549	1,690,022	13,569,391	3,759,820	4,702,603	1,980,251	487,881	164,229

Net gain (loss) on investments	574,239	976,200	10,118,045	3,206,218	4,482,589	1,713,001	221,961	116,536

Reinvested capital gains	-	896	-	-	731,605	-	-	53,002

Net increase (decrease) in contract owners’ equity resulting from operations	$795,899	973,619	10,538,967	3,973,843	5,640,720	1,913,867	217,030	191,865

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(6,874)	(3,472)	(4,209)	(23,905)	(7,154)	(14,306)	(31,341)	(4,115)

Net investment income (loss)	(6,874)	(3,472)	(4,209)	(23,905)	(7,154)	(14,306)	(31,341)	(4,115)

Realized gain (loss) on investments	(116,713)	(30,695)	(10,970)	(337,684)	(11,720)	(115,228)	(134,444)	(90,929)
Change in unrealized gain (loss) on investments	209,079	132,171	89,510	895,621	307,084	633,015	1,039,633	202,534

Net gain (loss) on investments	92,366	101,476	78,540	557,937	295,364	517,787	905,189	111,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,492	98,004	74,331	534,032	288,210	503,481	873,848	107,490

Investment Activity:	SBLY	PMVTRA	ROCMC	SVOF
Reinvested dividends	$-	127,960	-	-
Mortality and expense risk charges (note 2)	(425)	(31,265)	(13,588)	(135,834)

Net investment income (loss)	(425)	96,695	(13,588)	(135,834)

Realized gain (loss) on investments	(1,303)	(6,767)	(183,588)	(10,157,002)
Change in unrealized gain (loss) on investments	13,119	102,331	696,578	14,964,680

Net gain (loss) on investments	11,816	95,564	512,990	4,807,678

Reinvested capital gains	-	91,220	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,391	283,479	499,402	4,671,844

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		JAIG		HIBF		NVNMO1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,947,392	4,446,598	(111,930)	314,906	58,665	76,470	(2,301)	(19)
Realized gain (loss) on investments	(26,543,755)	(3,704,794)	1,158,587	1,430,002	(87,369)	(93,371)	37,953	-
Change in unrealized gain (loss) on investments	102,306,240	(237,539,256)	7,390,768	(18,599,558)	278,489	(269,301)	32,902	(267)
Reinvested capital gains	4,360,696	32,392,523	452,835	2,970,809	-	-	725	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,070,573	(204,404,929)	8,890,260	(13,883,841)	249,785	(286,202)	69,279	(286)

Equity transactions:
Purchase payments received from contract owners	10,709,687	16,924,655	418,472	779,711	21,558	44,132	10,014	1,860
Transfers between funds	(2,961,517)	(5,479,490)	181,091	(398,779)	40,836	34,841	302,124	1,010
Redemptions	(44,772,322)	(57,624,788)	(2,308,239)	(1,439,815)	(140,834)	(271,623)	(46,588)	-
Annuity benefits	(48,798)	(63,849)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(271,819)	(805,443)	(8,276)	(26,941)	(359)	(1,384)	(101)	(1)
Contingent deferred sales charges (note 2)	(463,421)	(84,783)	(18,075)	(1,911)	(747)	(1,505)	(210)	-
Adjustments to maintain reserves	(9,407)	(20,889)	1,107	(3,000)	(65)	(209)	185	(727)

Net equity transactions	(37,817,597)	(47,154,587)	(1,733,920)	(1,090,735)	(79,611)	(195,748)	265,424	2,142

Net change in contract owners’ equity	45,252,976	(251,559,516)	7,156,340	(14,974,576)	170,174	(481,950)	334,703	1,856
Contract owners’ equity beginning of period	344,378,872	595,938,388	12,242,415	27,216,991	614,275	1,096,225	1,856	-

Contract owners’ equity end of period	$389,631,848	344,378,872	19,398,755	12,242,415	784,449	614,275	336,559	1,856

CHANGES IN UNITS:
Beginning units	17,635,120	18,851,449	721,840	758,346	56,983	72,263	361	-
Units purchased	7,108,602	2,888,418	95,025	94,346	14,473	29,318	131,330	670
Units redeemed	(6,559,550)	(4,104,747)	(171,530)	(130,852)	(20,953)	(44,598)	(88,320)	(309)

Ending units	18,184,172	17,635,120	645,335	721,840	50,503	56,983	43,371	361

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNSR1		TRF		GBF		CAF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(36)	(10)	35,184	102,994	642,654	952,850	(28,721)	(55,116)
Realized gain (loss) on investments	1,156	-	(5,532,797)	(1,377,895)	(22,574)	(37,026)	122,456	193,559
Change in unrealized gain (loss) on investments	400	-	19,274,910	(63,012,624)	(643,084)	1,069,294	984,436	(2,711,007)
Reinvested capital gains	-	-	-	15,444,898	427,512	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,520	(10)	13,777,297	(48,842,627)	404,508	1,985,118	1,078,171	(2,572,564)

Equity transactions:
Purchase payments received from contract owners	685	1	1,447,752	1,712,495	414,704	627,958	48,743	79,649
Transfers between funds	11,143	461	(953,534)	(4,365,173)	(188,440)	(473,612)	5,476	(221,305)
Redemptions	-	-	(7,018,210)	(13,498,996)	(3,842,142)	(4,342,206)	(401,417)	(535,199)
Annuity benefits	-	-	(24,963)	(36,730)	(1,298)	(1,277)	(1,970)	(2,744)
Contract maintenance charges (note 2)	(3)	-	(82,360)	(156,374)	(31,495)	(48,607)	(8,980)	(10,333)
Contingent deferred sales charges (note 2)	(6)	-	(51,266)	(24,494)	(20,605)	(3,536)	(578)	(928)
Adjustments to maintain reserves	(5)	(452)	(372)	2,705	(1,294)	243	(116)	(8,175)

Net equity transactions	11,814	10	(6,682,953)	(16,366,567)	(3,670,570)	(4,241,037)	(358,842)	(699,035)

Net change in contract owners’ equity	13,334	-	7,094,344	(65,209,194)	(3,266,062)	(2,255,919)	719,329	(3,271,599)
Contract owners’ equity beginning of period	-	-	61,586,566	126,795,760	32,278,013	34,533,932	3,555,108	6,826,707

Contract owners’ equity end of period	$13,334	-	68,680,910	61,586,566	29,011,951	32,278,013	4,274,437	3,555,108

CHANGES IN UNITS:
Beginning units	-	-	923,897	1,097,211	618,883	703,984	283,310	329,004
Units purchased	3,671	294	63,494	33,521	47,723	68,599	21,871	56,850
Units redeemed	(1,994)	(294)	(159,290)	(206,835)	(117,745)	(153,700)	(46,484)	(102,544)

Ending units	1,677	-	828,101	923,897	548,861	618,883	258,697	283,310

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SAM		NVMLG1		NVMMG1		NVMMV2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(177,007)	109,947	(3,351)	(52)	(33,586)	(49)	(5,273)	19
Realized gain (loss) on investments	-	-	146,792	-	14,345	-	53,681	-
Change in unrealized gain (loss) on investments	-	-	12,705	(5,758)	655,146	(3,318)	2,219,809	(2,477)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(177,007)	109,947	156,146	(5,810)	635,905	(3,367)	2,268,217	(2,458)

Equity transactions:
Purchase payments received from contract owners	777,807	446,125	(136,183)	28	229,722	1,680	205,693	4
Transfers between funds	758,503	6,607,386	47,273	19,230	6,243,036	9,879	19,844,142	9,130
Redemptions	(4,041,781)	(5,016,090)	(5,499)	-	(270,534)	-	(824,180)	-
Annuity benefits	(16,455)	(17,102)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(13,626)	(19,832)	(148)	(10)	3,624	(2)	(4,313)	-
Contingent deferred sales charges (note 2)	(8,018)	(8,070)	(40)	-	(4,766)	-	(13,020)	-
Adjustments to maintain reserves	52	883	(164)	(887)	(18,810)	(434)	(1,430)	(324)

Net equity transactions	(2,543,518)	1,993,300	(94,761)	18,361	6,182,272	11,123	19,206,892	8,810

Net change in contract owners’ equity	(2,720,525)	2,103,247	61,385	12,551	6,818,177	7,756	21,475,109	6,352
Contract owners’ equity beginning of period	15,617,842	13,514,595	12,551	-	7,756	-	6,352	-

Contract owners’ equity end of period	$12,897,317	15,617,842	73,936	12,551	6,825,933	7,756	21,481,461	6,352

CHANGES IN UNITS:
Beginning units	589,424	511,715	1,989	-	1,247	-	948	-
Units purchased	225,151	373,702	900,773	2,447	931,788	1,504	2,874,022	1,193
Units redeemed	(321,934)	(295,993)	(893,613)	(458)	(59,079)	(257)	(385,795)	(245)

Ending units	492,641	589,424	9,149	1,989	873,956	1,247	2,489,175	948

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVOLG1		AVCA		IVHS		IVRE
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(119)	-	(10,681)	(30,657)	(1,400)	(2,798)	(7,358)	37,323
Realized gain (loss) on investments	641	-	6,327	95,344	(61,721)	(17,997)	(251,212)	(316,562)
Change in unrealized gain (loss) on investments	2,498	-	299,954	(1,388,372)	98,048	(105,596)	425,867	(316,396)
Reinvested capital gains	574	-	-	-	-	45,728	-	75,430

Net increase (decrease) in contract owners’ equity resulting from operations	3,594	-	295,600	(1,323,685)	34,927	(80,663)	167,297	(520,205)

Equity transactions:
Purchase payments received from contract owners	-	-	58,183	127,840	9,892	20,712	38,248	68,861
Transfers between funds	31,071	-	(107,708)	(57,779)	10,956	(92,822)	35,960	(154,575)
Redemptions	-	-	(189,948)	(198,400)	(60,259)	(37,572)	(75,809)	(88,864)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6)	-	(861)	(3,868)	(77)	(229)	(297)	(1,108)
Contingent deferred sales charges (note 2)	(15)	-	(2,462)	(198)	(202)	(7)	(606)	(133)
Adjustments to maintain reserves	10	-	266	621	(27)	154	35	50

Net equity transactions	31,060	-	(242,530)	(131,784)	(39,717)	(109,764)	(2,469)	(175,769)

Net change in contract owners’ equity	34,654	-	53,070	(1,455,469)	(4,790)	(190,427)	164,828	(695,974)
Contract owners’ equity beginning of period	-	-	1,738,052	3,193,521	170,630	361,057	547,281	1,243,255

Contract owners’ equity end of period	$34,654	-	1,791,122	1,738,052	165,840	170,630	712,109	547,281

CHANGES IN UNITS:
Beginning units	-	-	230,205	240,113	20,625	30,772	83,683	103,865
Units purchased	3,672	-	12,111	23,375	4,273	11,422	23,857	28,573
Units redeemed	(996)	-	(43,827)	(33,283)	(8,990)	(21,569)	(23,663)	(48,755)

Ending units	2,676	-	198,489	230,205	15,908	20,625	83,877	83,683

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVIE		ACVB		ACVCA		ACVIG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,514	(14,340)	152,535	67,163	(11,085)	(186,343)	120,551	38,645
Realized gain (loss) on investments	(114,134)	107,542	(266,366)	(154,474)	(12,263)	847,689	(72,440)	35,470
Change in unrealized gain (loss) on investments	643,170	(1,237,200)	598,532	(1,412,354)	2,238,348	(10,316,605)	482,007	(2,733,472)
Reinvested capital gains	-	30,984	-	374,116	-	1,211,260	-	600,559

Net increase (decrease) in contract owners’ equity resulting from operations	535,550	(1,113,014)	484,701	(1,125,549)	2,215,000	(8,443,999)	530,118	(2,058,798)

Equity transactions:
Purchase payments received from contract owners	81,527	137,416	64,376	115,946	116,288	335,926	116,083	210,970
Transfers between funds	163,600	620,393	(69,875)	(159,929)	(6,534,557)	(935,490)	(48,687)	(131,880)
Redemptions	(304,337)	(236,115)	(637,431)	(577,086)	(634,182)	(1,279,578)	(419,661)	(545,523)
Annuity benefits	-	-	-	-	(2,154)	(3,148)	-	-
Contract maintenance charges (note 2)	(929)	(2,808)	(3,188)	(7,171)	(8,058)	(23,649)	(1,747)	(7,551)
Contingent deferred sales charges (note 2)	(1,995)	(248)	(4,006)	(808)	(6,231)	(1,095)	(4,686)	(669)
Adjustments to maintain reserves	(521)	864	407	(797)	1,027	1,129	895	1,389

Net equity transactions	(62,655)	519,502	(649,717)	(629,845)	(7,067,867)	(1,905,905)	(357,803)	(473,264)

Net change in contract owners’ equity	472,895	(593,512)	(165,016)	(1,755,394)	(4,852,867)	(10,349,904)	172,315	(2,532,062)
Contract owners’ equity beginning of period	1,698,758	2,292,270	3,942,440	5,697,834	8,950,788	19,300,692	3,554,339	6,086,401

Contract owners’ equity end of period	$2,171,653	1,698,758	3,777,424	3,942,440	4,097,921	8,950,788	3,726,654	3,554,339

CHANGES IN UNITS:
Beginning units	140,626	111,709	391,485	444,810	481,110	551,004	340,781	376,866
Units purchased	35,003	79,951	19,119	31,654	296,074	36,045	27,137	27,148
Units redeemed	(40,912)	(51,034)	(81,559)	(84,979)	(614,545)	(105,939)	(61,449)	(63,233)

Ending units	134,717	140,626	329,045	391,485	162,639	481,110	306,469	340,781

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSIF		DSRG		DCAP		DSC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$287,386	415,453	(40,114)	(91,206)	65,361	62,900	108,514	(139,346)
Realized gain (loss) on investments	(1,328,072)	364,583	(364,551)	(68,161)	(160,966)	134,795	(2,931,228)	(1,801,754)
Change in unrealized gain (loss) on investments	6,706,965	(23,298,424)	4,430,861	(7,345,250)	696,819	(3,174,156)	9,099,587	(18,521,520)
Reinvested capital gains	2,225,666	-	-	-	376,661	563,684	-	2,242,065

Net increase (decrease) in contract owners’ equity resulting from operations	7,891,945	(22,518,388)	4,026,196	(7,504,617)	977,875	(2,412,777)	6,276,873	(18,220,555)

Equity transactions:
Purchase payments received from contract owners	1,245,378	2,257,447	534,102	858,139	198,897	362,526	1,151,817	1,983,404
Transfers between funds	(818,704)	(2,037,286)	(400,694)	(789,651)	460,751	(1,046,240)	(600,995)	(2,200,160)
Redemptions	(4,017,602)	(5,156,760)	(1,387,381)	(1,585,015)	(599,784)	(902,430)	(3,149,768)	(3,859,579)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20,228)	(85,967)	(7,304)	(38,824)	(2,596)	(11,269)	(14,399)	(88,704)
Contingent deferred sales charges (note 2)	(57,894)	(7,951)	(29,216)	(3,256)	(8,489)	(1,208)	(61,784)	(5,891)
Adjustments to maintain reserves	(115)	(5,602)	9,783	10,861	1,812	(2,602)	(5,922)	(449)

Net equity transactions	(3,669,165)	(5,036,119)	(1,280,710)	(1,547,746)	50,591	(1,601,223)	(2,681,051)	(4,171,379)

Net change in contract owners’ equity	4,222,780	(27,554,507)	2,745,486	(9,052,363)	1,028,466	(4,014,000)	3,595,822	(22,391,934)
Contract owners’ equity beginning of period	35,220,811	62,775,318	13,294,940	22,347,303	5,082,652	9,096,652	28,273,700	50,665,634

Contract owners’ equity end of period	$39,443,591	35,220,811	16,040,426	13,294,940	6,111,118	5,082,652	31,869,522	28,273,700

CHANGES IN UNITS:
Beginning units	1,708,090	1,888,564	861,072	936,992	450,589	560,484	2,032,625	2,243,833
Units purchased	93,134	127,492	47,183	55,048	80,435	43,239	128,221	139,526
Units redeemed	(267,139)	(307,966)	(121,259)	(130,968)	(83,323)	(153,134)	(318,673)	(350,734)

Ending units	1,534,085	1,708,090	786,996	861,072	447,701	450,589	1,842,173	2,032,625

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DQBP		FC2		FEIP		FHIP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$221,660	266,570	(3,477)	(16,523)	420,922	716,878	767,625	964,216
Realized gain (loss) on investments	(163,310)	(146,643)	(713,822)	(416,600)	(3,451,346)	(1,628,625)	(553,602)	(394,725)
Change in unrealized gain (loss) on investments	737,549	(514,098)	1,690,022	(1,903,223)	13,569,391	(32,040,737)	3,759,820	(4,183,102)
Reinvested capital gains	-	-	896	117,956	-	66,544	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	795,899	(394,171)	973,619	(2,218,390)	10,538,967	(32,885,940)	3,973,843	(3,613,611)

Equity transactions:
Purchase payments received from contract owners	147,548	277,249	174,291	311,589	1,290,112	2,279,353	331,448	590,703
Transfers between funds	(91,851)	(598,374)	5,248	422,796	(434,839)	(2,861,704)	(308,057)	(578,014)
Redemptions	(1,036,752)	(934,975)	(476,073)	(420,691)	(5,017,223)	(6,670,790)	(1,321,433)	(1,506,339)
Annuity benefits	-	-	-	-	(1,840)	(2,682)	-	-
Contract maintenance charges (note 2)	(3,218)	(11,370)	(1,665)	(4,876)	(25,656)	(101,005)	(5,930)	(27,192)
Contingent deferred sales charges (note 2)	(9,418)	(899)	(4,062)	(652)	(60,200)	(6,680)	(21,837)	(2,387)
Adjustments to maintain reserves	1,014	202	909	144	(529)	(323)	119	5,905

Net equity transactions	(992,677)	(1,268,167)	(301,352)	308,310	(4,250,175)	(7,363,831)	(1,325,690)	(1,517,324)

Net change in contract owners’ equity	(196,778)	(1,662,338)	672,267	(1,910,080)	6,288,792	(40,249,771)	2,648,153	(5,130,935)
Contract owners’ equity beginning of period	6,471,742	8,134,080	2,992,269	4,902,349	40,629,032	80,878,803	10,022,864	15,153,799

Contract owners’ equity end of period	$6,274,964	6,471,742	3,664,536	2,992,269	46,917,824	40,629,032	12,671,017	10,022,864

CHANGES IN UNITS:
Beginning units	417,262	495,980	415,549	385,075	2,086,629	2,350,913	835,241	935,417
Units purchased	37,805	39,165	106,478	169,693	131,842	132,892	45,759	53,845
Units redeemed	(98,554)	(117,883)	(141,543)	(139,219)	(343,413)	(397,176)	(137,830)	(154,021)

Ending units	356,513	417,262	380,484	415,549	1,875,058	2,086,629	743,170	835,241

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF		AMBP		AMTP		PMVRRA

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$426,526	347,729	200,866	345,388	(4,931)	(488)	22,327	21,045
Realized gain (loss) on investments	(220,014)	681,553	(267,250)	273,410	(265,920)	(64,505)	(47,693)	9,590
Change in unrealized gain (loss) on investments	4,702,603	(15,908,994)	1,980,251	(7,547,301)	487,881	(481,327)	164,229	(153,607)
Reinvested capital gains	731,605	2,395,802	-	-	-	145,226	53,002	1,795

Net increase (decrease) in contract owners’ equity resulting from operations	5,640,720	(12,483,910)	1,913,867	(6,928,503)	217,030	(401,094)	191,865	(121,177)

Equity transactions:
Purchase payments received from contract owners	505,165	886,370	194,014	413,747	22,386	27,128	56,626	50,236
Transfers between funds	(394,036)	(813,366)	(172,030)	146,826	(797,604)	762,477	159,020	995,107
Redemptions	(1,818,962)	(2,715,906)	(1,193,929)	(1,361,773)	(54,652)	(54,140)	(249,205)	(147,551)
Annuity benefits	-	-	(118)	(166)	-	-	-	-
Contract maintenance charges (note 2)	(9,237)	(41,169)	(8,510)	(25,010)	(197)	(622)	(631)	(1,183)
Contingent deferred sales charges (note 2)	(28,371)	(5,097)	(12,521)	(944)	(404)	(245)	(1,256)	(240)
Adjustments to maintain reserves	(4,136)	1,742	735	(606)	(216)	132	1,263	(15,674)

Net equity transactions	(1,749,577)	(2,687,426)	(1,192,359)	(827,926)	(830,687)	734,730	(34,183)	880,695

Net change in contract owners’ equity	3,891,143	(15,171,336)	721,508	(7,756,429)	(613,657)	333,636	157,682	759,518
Contract owners’ equity beginning of period	17,010,653	32,181,989	9,970,361	17,726,790	613,657	280,021	1,144,920	385,402

Contract owners’ equity end of period	$20,901,796	17,010,653	10,691,869	9,970,361	-	613,657	1,302,602	1,144,920

CHANGES IN UNITS:
Beginning units	945,038	1,054,802	565,805	604,146	106,353	22,803	112,800	34,815
Units purchased	44,659	57,214	20,505	67,283	21,216	101,190	72,509	135,082
Units redeemed	(132,859)	(166,978)	(84,379)	(105,624)	(127,569)	(17,640)	(75,570)	(57,097)

Ending units	856,838	945,038	501,931	565,805	-	106,353	109,739	112,800

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLD		SBLJ		SBLN		SBLO

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(6,874)	(10,291)	(3,472)	(3,331)	(4,209)	(6,199)	(23,905)	(27,015)
Realized gain (loss) on investments	(116,713)	(20,885)	(30,695)	(31,747)	(10,970)	(20,056)	(337,684)	(81,026)
Change in unrealized gain (loss) on investments	209,079	(356,910)	132,171	(106,631)	89,510	(114,165)	895,621	(954,459)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,492	(388,086)	98,004	(141,709)	74,331	(140,420)	534,032	(1,062,500)

Equity transactions:
Purchase payments received from contract owners	36,348	72,504	12,194	33,867	18,412	34,624	82,678	136,835
Transfers between funds	(61,459)	49,624	48,483	69,499	16,550	(222,481)	(374,767)	1,733,262
Redemptions	(123,873)	(81,244)	(26,394)	(14,588)	(33,225)	(121,180)	(237,787)	(250,697)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(275)	(946)	(139)	(358)	(168)	(510)	(956)	(2,766)
Contingent deferred sales charges (note 2)	(565)	(90)	(364)	(15)	(257)	(23)	(1,777)	(786)
Adjustments to maintain reserves	98	320	174	(10)	(149)	(213)	(32)	(351)

Net equity transactions	(149,726)	40,168	33,954	88,395	1,163	(309,783)	(532,641)	1,615,497

Net change in contract owners’ equity	(64,234)	(347,918)	131,958	(53,314)	75,494	(450,203)	1,391	552,997
Contract owners’ equity beginning of period	617,209	965,127	212,376	265,690	303,046	753,249	1,957,963	1,404,966

Contract owners’ equity end of period	$552,975	617,209	344,334	212,376	378,540	303,046	1,959,354	1,957,963

CHANGES IN UNITS:
Beginning units	81,426	77,458	39,475	29,261	36,644	65,443	279,709	121,957
Units purchased	13,578	27,787	19,624	120,538	5,147	12,626	42,175	226,958
Units redeemed	(33,288)	(23,819)	(14,088)	(110,324)	(4,863)	(41,425)	(108,679)	(69,206)

Ending units	61,716	81,426	45,011	39,475	36,928	36,644	213,205	279,709

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLP		SBLQ		SBLV		SBLX

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(7,154)	(7,437)	(14,306)	(15,113)	(31,341)	(34,664)	(4,115)	(4,221)
Realized gain (loss) on investments	(11,720)	(14,793)	(115,228)	(18,963)	(134,444)	(77,688)	(90,929)	(9,802)
Change in unrealized gain (loss) on investments	307,084	(174,036)	633,015	(550,714)	1,039,633	(835,497)	202,534	(191,573)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	288,210	(196,266)	503,481	(584,790)	873,848	(947,849)	107,490	(205,596)

Equity transactions:
Purchase payments received from contract owners	22,314	34,590	49,011	96,808	120,873	227,210	18,651	36,056
Transfers between funds	164,324	14,988	33,965	473,245	475,106	(446,017)	(92,500)	281,277
Redemptions	(75,996)	(122,977)	(211,083)	(93,460)	(385,780)	(264,726)	(34,097)	(42,122)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(286)	(697)	(588)	(1,415)	(1,267)	(3,316)	(165)	(432)
Contingent deferred sales charges (note 2)	(475)	(128)	(1,400)	(225)	(2,841)	(111)	(282)	(101)
Adjustments to maintain reserves	(30)	128	(555)	215	(181)	(765)	(194)	256

Net equity transactions	109,851	(74,096)	(130,650)	475,168	205,910	(487,725)	(108,587)	274,934

Net change in contract owners’ equity	398,061	(270,362)	372,831	(109,622)	1,079,758	(1,435,574)	(1,097)	69,338
Contract owners’ equity beginning of period	425,875	696,237	979,407	1,089,029	2,181,261	3,616,835	315,778	246,440

Contract owners’ equity end of period	$823,936	425,875	1,352,238	979,407	3,261,019	2,181,261	314,681	315,778

CHANGES IN UNITS:
Beginning units	57,785	65,313	137,935	92,999	286,630	335,513	56,389	22,946
Units purchased	39,149	24,824	53,383	74,477	93,873	135	21,967	46,606
Units redeemed	(31,334)	(32,352)	(67,508)	(29,541)	(78,837)	(49,018)	(36,230)	(13,163)

Ending units	65,600	57,785	123,810	137,935	301,666	286,630	42,126	56,389

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBLY		PMVTRA		ROCMC		SVOF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(425)	(289)	96,695	60,576	(13,588)	20,469	(135,834)	170,564
Realized gain (loss) on investments	(1,303)	(1,813)	(6,767)	13,393	(183,588)	(87,317)	(10,157,002)	(1,009,296)
Change in unrealized gain (loss) on investments	13,119	(3,257)	102,331	(78,630)	696,578	(756,494)	14,964,680	(17,300,140)
Reinvested capital gains	-	-	91,220	42,378	-	148,978	-	5,914,311

Net increase (decrease) in contract owners’ equity resulting from operations	11,391	(5,359)	283,479	37,717	499,402	(674,364)	4,671,844	(12,224,561)

Equity transactions:
Purchase payments received from contract owners	1,888	2,126	107,502	109,409	58,756	85,696	405,712	1,045,725
Transfers between funds	34,152	(1,205)	929,937	1,656,714	116,335	344,488	(20,630,262)	(1,146,281)
Redemptions	(9,816)	-	(385,015)	(505,231)	(154,677)	(128,208)	(1,550,764)	(2,617,339)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(17)	(24)	(1,261)	(2,260)	(554)	(1,186)	(5,372)	(44,474)
Contingent deferred sales charges (note 2)	(33)	-	(2,450)	(347)	(1,076)	(189)	(18,915)	(3,716)
Adjustments to maintain reserves	2	(1,638)	2,004	(3,443)	718	(912)	2,843	(1,239)

Net equity transactions	26,176	(741)	650,717	1,254,842	19,502	299,689	(21,796,758)	(2,767,324)

Net change in contract owners’ equity	37,567	(6,100)	934,196	1,292,559	518,904	(374,675)	(17,124,914)	(14,991,885)
Contract owners’ equity beginning of period	12,778	18,878	2,119,010	826,451	876,608	1,251,283	17,124,938	32,116,823

Contract owners’ equity end of period	$50,345	12,778	3,053,206	2,119,010	1,395,512	876,608	24	17,124,938

CHANGES IN UNITS:
Beginning units	2,051	1,884	184,738	74,518	138,923	110,927	908,965	1,007,744
Units purchased	5,735	6,525	114,832	212,614	30,448	54,635	108,378	58,412
Units redeemed	(1,639)	(6,358)	(63,258)	(102,394)	(27,695)	(26,639)	(1,017,342)	(157,191)

Ending units	6,147	2,051	236,312	184,738	141,676	138,923	1	908,965

*See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

JANUS FUNDS

Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Portfolios of the AIM Variable Insurance Funds

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)

Portfolios of the American Century Variable Portfolios, Inc.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

Portfolios of the Dreyfus Investment Portfolios

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Contrafund Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund - Class 1 (TIF)

Portfolios of the Neuberger Berman Advisers Management Trust

Balanced Portfolio - I Class Shares (AMBP)

Partners Portfolio - I Class Shares (AMTP)*

Portfolios of the PIMCO Variable Insurance Trust

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.30%; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $818,404 and $279,943, respectively, and total transfers from the Account to the fixed account were $2,468,432 and $2,289,723, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $56 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$389,641,374	0	$389,641,374

Net Accounts Payable of $9,526 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)	$1,794,880	$2,030,419
Federated NVIT High Income Bond Fund - Class I (HIBF)	212,826	321,078
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	821,602	519,985
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	24,599	11,661
NVIT Fund - Class I (TRF)	2,020,249	14,201,816
NVIT Government Bond Fund - Class I (GBF)	2,717,878	5,339,478
NVIT Growth Fund - Class I (CAF)	225,373	490,453
NVIT Money Market Fund - Class I (SAM)	3,447,458	6,167,639
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,359,684	6,311,000
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	6,502,685	336,936
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	20,222,340	965,611
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	43,712	11,567
V.I. Capital Appreciation Fund - Series I (AVCA)	55,660	302,814
V.I. Global Health Care Fund - Series I (IVHS)	34,592	137,405
V.I. Global Real Estate Fund - Series I (IVRE)	119,475	380,550
V.I. International Growth Fund - Series I (AVIE)	410,630	580,386
VP Balanced Fund - Class I (ACVB)	314,256	1,078,222
VP Capital Appreciation Fund - Class I (ACVCA)	219,810	7,311,494
VP Income & Growth Fund - Class I (ACVIG)	331,308	641,901
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,216,040	5,700,145
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	285,188	1,980,354
Appreciation Portfolio - Initial Shares (DCAP)	1,277,014	947,185
Developing Leaders Portfolio - Initial Shares (DSC)	576,779	6,074,628
Quality Bond Portfolio - Initial Shares (DQBP)	597,185	1,532,530
Contrafund Portfolio - Service Class 2 (FC2)	544,664	1,563,333
Equity-Income Portfolio - Initial Class (FEIP)	1,510,017	8,790,105
High Income Portfolio - Initial Class (FHIP)	1,066,963	2,178,759
Templeton Foreign Securities Fund - Class 1 (TIF)	1,511,156	2,318,484
Balanced Portfolio - I Class Shares (AMBP)	440,915	1,700,350
Partners Portfolio - I Class Shares (AMTP)	34,053	1,135,375
Real Return Portfolio - Administrative Class (PMVRRA)	783,684	791,495
Series D (Global Series) (SBLD)	83,099	356,510
Series J (Mid Cap Growth Series) (SBLJ)	92,980	93,368
Series N (Managed Asset Allocation Series) (SBLN)	39,769	53,638
Series O (All Cap Value Series) (SBLO)	182,753	1,076,951
Series P (High Yield Series) (SBLP)	386,797	295,789
Series Q (Small Cap Value Series) (SBLQ)	350,392	610,022
Series V (Mid Cap Value Series) (SBLV)	625,575	585,273
Series X (Small Cap Growth Series) (SBLX)	101,988	305,425
Series Y (Select 25 Series) (SBLY)	38,248	13,803
Total Return Portfolio - Administrative Class (PMVTRA)	1,353,039	523,189
Micro-Cap Portfolio - Investment Class (ROCMC)	175,253	353,646
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	71,289	32,163,662

Total	$61,223,857	$118,284,434

(5) Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five-year period ended December 31, 2009. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
2009	1.30%	645,335	$30.06			$19,398,755	0.93%	77.22%
2008	1.30%	721,840	16.96			12,242,415	4.49%	-52.74%
2007	1.30%	758,346	35.89			27,216,991	0.62%	26.64%
2006	1.30%	829,381	28.34			23,504,625	1.99%	45.12%
2005	1.30%	847,784	19.53			16,557,188	1.13%	30.58%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	1.30%	50,503	15.53			784,449	9.61%	44.10%
2008	1.30%	56,983	10.78			614,275	8.93%	-28.93%
2007	1.30%	72,263	15.17			1,096,225	7.49%	1.79%
2006	1.30%	83,360	14.90			1,242,064	7.20%	9.17%
2005	1.30%	108,256	13.65			1,477,692	7.87%	1.05%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	1.30%	43,371	7.76			336,559	0.13%	50.97%
2008	1.30%	361	5.14			1,856	0.00%	-48.63%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2009	1.30%	1,677	7.95			13,334	0.57%	29.82%
NVIT Fund - Class I (TRF)
2009	1.30%	828,101	80.89	to	83.28	68,577,532	1.51%	24.46%
2008	1.30%	923,897	64.99	to	66.92	61,480,606	1.53%	-42.32%
2007	1.30%	1,097,211	112.67	to	116.01	126,569,280	1.05%	6.77%
2006	1.30%	1,290,474	105.53	to	108.65	139,424,438	1.05%	12.15%
2005	1.30%	1,522,109	94.09	to	96.88	146,647,005	0.89%	6.05%
NVIT Government Bond Fund - Class I (GBF)
2009	1.30%	548,861	52.84	to	52.86	29,004,723	3.31%	1.35%
2008	1.30%	618,883	52.14	to	52.16	32,269,954	4.08%	6.32%
2007	1.30%	703,984	49.04	to	49.06	34,525,294	4.27%	5.76%
2006	1.30%	769,710	46.37	to	46.39	35,693,483	3.96%	2.00%
2005	1.30%	930,129	45.46	to	45.48	42,286,207	3.66%	1.92%
NVIT Growth Fund - Class I (CAF)
2009	1.30%	258,697	16.52			4,272,690	0.55%	31.74%
2008	1.30%	283,310	12.54			3,551,960	0.27%	-39.50%
2007	1.30%	329,004	20.72			6,818,385	0.17%	17.98%
2006	1.30%	410,944	17.57			7,218,539	0.05%	4.79%
2005	1.30%	502,626	16.76			8,425,261	0.08%	5.12%
NVIT Money Market Fund - Class I (SAM)
2009	1.30%	492,641	25.8	to	28.04	12,868,032	0.04%	-1.26%	to	-1.27%
2008	1.30%	589,424	26.13	to	28.40	15,572,313	2.03%	0.73%
2007	1.30%	511,715	25.94	to	28.19	13,452,816	4.66%	3.42%
2006	1.30%	512,094	25.08	to	27.26	12,994,957	4.38%	3.18%
2005	1.30%	521,956	24.31	to	26.41	12,856,861	2.60%	1.34%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	1.30%	9,149	8.08			73,936	0.59%	28.05%
2008	1.30%	1,989	6.31			12,551	0.34%	-36.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	1.30%	873,956	7.81			6,825,933	0.00%	25.56%
2008	1.30%	1,247	6.22			7,756	0.00%	-37.75%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	1.30%	2,489,175	8.63			21,481,461	1.18%	28.81%
2008	1.30%	948	6.70			6,352	1.14%	-33.01%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	1.30%	2,676	$12.95			$34,654	0.13%	29.46%
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	1.30%	198,489	9.02			1,791,122	0.87%	19.50%
2008	1.30%	230,205	7.55			1,738,052	0.00%	-43.24%
2007	1.30%	240,113	13.30			3,193,521	0.00%	10.55%
2006	1.30%	277,593	12.03			3,339,466	0.05%	4.92%
2005	1.30%	331,083	11.47			3,797,520	0.06%	7.43%
V.I. Global Health Care Fund - Series I (IVHS)
2009	1.30%	15,908	10.42	to	10.46	165,840	0.34%	26.01%
2008	1.30%	20,625	8.27	to	8.30	170,630	0.00%	-29.55%
2007	1.30%	30,772	11.73	to	11.79	361,057	0.00%	10.39%
2006	1.30%	9,171	10.63			97,488	0.00%	6.30%			*
V.I. Global Real Estate Fund - Series I (IVRE)
2009	1.30%	83,877	8.43	to	8.49	712,109	0.00%	29.82%
2008	1.30%	83,683	6.49	to	6.54	547,281	5.32%	-45.37%
2007	1.30%	103,865	11.89	to	11.97	1,243,255	8.52%	-6.77%
2006	1.30%	43,468	12.75	to	12.84	558,121	1.82%	27.52%	to	28.4%	*
V.I. International Growth Fund - Series I (AVIE)
2009	1.30%	134,717	16.12			2,171,653	1.83%	33.48%
2008	1.30%	140,626	12.08			1,698,758	0.69%	-41.16%
2007	1.30%	111,709	20.52			2,292,270	0.43%	13.22%
2006	1.30%	116,700	18.13			2,115,769	1.00%	26.57%
2005	1.30%	119,041	14.32			1,704,667	0.75%	16.40%
VP Balanced Fund - Class I (ACVB)
2009	1.30%	329,045	11.48			3,777,424	5.51%	13.98%
2008	1.30%	391,485	10.07			3,942,440	2.72%	-21.37%
2007	1.30%	444,810	12.81			5,697,834	2.14%	3.56%
2006	1.30%	499,893	12.37			6,183,366	2.08%	8.20%
2005	1.30%	648,931	11.43			7,417,399	1.71%	3.57%
VP Capital Appreciation Fund - Class I (ACVCA)
2009	1.30%	162,639	25.15			4,090,655	1.49%	35.29%
2008	1.30%	481,110	18.59			8,943,975	0.00%	-46.89%
2007	1.30%	551,004	35.00			19,285,372	0.00%	43.90%
2006	1.30%	592,823	24.32			14,418,211	0.00%	15.70%
2005	1.30%	670,184	21.02			14,088,006	0.00%	20.48%
VP Income & Growth Fund - Class I (ACVIG)
2009	1.30%	306,469	12.16			3,726,654	6.28%	16.56%
2008	1.30%	340,781	10.43			3,554,339	2.60%	-35.44%
2007	1.30%	376,866	16.15			6,086,401	1.93%	-1.37%
2006	1.30%	422,565	16.38			6,921,603	1.86%	15.57%
2005	1.30%	493,259	14.17			6,989,487	2.05%	3.27%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	1.30%	1,534,085	25.71			39,443,591	2.43%	24.69%
2008	1.30%	1,708,090	20.62			35,220,811	2.42%	-37.96%
2007	1.30%	1,888,564	33.24			62,775,318	1.72%	3.88%
2006	1.30%	2,160,533	32.00			69,136,170	1.63%	14.00%
2005	1.30%	2,477,379	28.07			69,539,109	1.57%	3.33%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	1.30%	786,996	$20.38			$16,040,426	0.94%	32.02%
2008	1.30%	861,072	15.44			13,294,940	0.74%	-35.28%
2007	1.30%	936,992	23.85			22,347,303	0.55%	6.38%
2006	1.30%	1,061,979	22.42			23,809,612	0.11%	7.78%
2005	1.30%	1,220,524	20.80			25,386,952	0.00%	2.27%
Appreciation Portfolio - Initial Shares (DCAP)
2009	1.30%	447,701	13.65			6,111,118	2.85%	20.97%
2008	1.30%	450,589	11.28			5,082,652	2.41%	-30.47%
2007	1.30%	560,484	16.23			9,096,652	1.54%	5.73%
2006	1.30%	596,307	15.35			9,153,308	1.56%	14.97%
2005	1.30%	706,112	13.35			9,426,596	0.02%	3.02%
Developing Leaders Portfolio - Initial Shares (DSC)
2009	1.30%	1,842,173	17.30			31,869,522	1.91%	24.40%
2008	1.30%	2,032,625	13.91			28,273,700	1.06%	-38.41%
2007	1.30%	2,243,833	22.58			50,665,634	0.79%	-12.22%
2006	1.30%	2,630,656	25.72			67,660,440	0.41%	2.42%
2005	1.30%	3,014,064	25.11			75,683,142	0.00%	4.43%
Quality Bond Portfolio - Initial Shares (DQBP)
2009	1.30%	356,513	17.60			6,274,964	4.52%	13.46%
2008	1.30%	417,262	15.51			6,471,742	4.63%	-5.43%
2007	1.30%	495,980	16.40			8,134,080	5.09%	2.19%
2006	1.30%	621,438	16.05			9,974,084	4.51%	2.88%
2005	1.30%	611,295	15.60			9,536,209	3.58%	1.15%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.30%	380,484	9.63	to	9.66	3,664,536	1.15%	33.71%
2008	1.30%	415,549	7.20	to	7.23	2,992,269	0.84%	-43.44%
2007	1.30%	385,075	12.73	to	12.78	4,902,349	1.00%	15.77%
2006	1.30%	218,327	11.00	to	11.04	2,401,598	1.16%	10.00%	to	10.36%	*
Equity-Income Portfolio - Initial Class (FEIP)
2009	1.30%	1,875,058	25.02			46,916,913	2.63%	28.52%
2008	1.30%	2,086,629	19.47			40,626,580	2.72%	-43.40%
2007	1.30%	2,350,913	34.40			80,871,282	1.81%	0.20%
2006	1.30%	2,626,831	34.33			90,179,021	3.28%	18.64%
2005	1.30%	3,000,073	28.94			86,820,898	1.64%	4.49%
High Income Portfolio - Initial Class (FHIP)
2009	1.30%	743,170	17.05			12,671,017	7.95%	42.09%
2008	1.30%	835,241	12.00			10,022,864	8.46%	-25.96%
2007	1.30%	935,417	16.20			15,153,799	8.01%	1.44%
2006	1.30%	1,040,565	15.97			16,617,862	7.40%	9.79%
2005	1.30%	1,175,080	14.55			17,097,395	14.68%	1.37%
Templeton Foreign Securities Fund - Class 1 (TIF)
2009	1.30%	856,838	24.39			20,901,796	5.73%	35.56%
2008	1.30%	945,038	18.00			17,010,653	4.02%	-41.01%
2007	1.30%	1,054,802	30.51			32,181,989	2.17%	14.28%
2006	1.30%	1,220,801	26.70			32,595,352	1.41%	20.12%
2005	1.30%	1,394,319	22.22			30,981,821	1.28%	9.04%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Balanced Portfolio - I Class Shares (AMBP)
2009	1.30%	501,931	$21.30			$10,691,173	3.83%	20.87%
2008	1.30%	565,805	17.62			9,969,731	4.10%	-39.94%
2007	1.30%	604,146	29.34			17,725,681	1.15%	14.09%
2006	1.30%	688,370	25.72			17,704,108	0.78%	9.23%
2005	1.30%	768,558	23.54			18,092,394	0.92%	7.77%
Partners Portfolio- I Class Shares (AMTP)
2008	1.30%	106,353	5.77			613,657	1.08%	-53.01%
2007	1.30%	22,803	12.28			280,021	0.99%	7.91%
2006	1.30%	10,058	11.38			114,460	1.04%	13.80%			*
Real Return Portfolio - Administrative Class (PMVRRA)
2009	1.30%	109,739	11.86	to	11.87	1,302,602	3.02%	16.81%	to	16.95%
2008	1.30%	112,800	10.15			1,144,920	3.56%	-8.23%
2007	1.30%	34,815	11.07			385,402	6.00%	9.28%
2006	1.30%	49,126	10.13			497,646	5.11%	1.30%			*
Series D (Global Series) (SBLD)
2009	1.30%	61,716	8.96			552,975	0.00%	18.21%
2008	1.30%	81,426	7.58			617,209	0.00%	-39.19%
2007	1.30%	77,458	12.46			965,127	0.00%	7.41%
2006	1.30%	51,999	11.6			603,188	0.00%	16.00%			*
Series J (Mid Cap Growth Series) (SBLJ)
2009	1.30%	45,011	7.65			344,334	0.00%	42.19%
2008	1.30%	39,475	5.38			212,376	0.00%	-40.75%
2007	1.30%	29,261	9.08			265,690	0.00%	-11.67%
2006	1.30%	16,258	10.28			167,132	0.00%	2.80%			*
Series N (Managed Asset Allocation Series) (SBLN)
2009	1.30%	36,928	10.25			378,540	0.00%	23.94%
2008	1.30%	36,644	8.27			303,046	0.00%	-28.15%
2007	1.30%	65,443	11.51			753,249	0.00%	4.73%
2006	1.30%	25,651	10.99			281,904	0.00%	9.90%			*
Series O (All Cap Value Series) (SBLO)
2009	1.30%	213,205	9.19			1,959,354	0.00%	31.29%
2008	1.30%	279,709	7.00			1,957,963	0.00%	-39.23%
2007	1.30%	121,957	11.52	to	11.56	1,404,966	0.00%	1.47%
2006	1.30%	87,799	11.35	to	11.4	996,541	0.00%	13.5%	to	13.97%	*
Series P (High Yield Series) (SBLP)
2009	1.30%	65,600	12.56			823,936	0.00%	70.42%
2008	1.30%	57,785	7.37			425,875	0.00%	-30.89%
2007	1.30%	65,313	10.66			696,237	0.00%	0.76%
2006	1.30%	62,437	10.58			660,583	0.00%	5.80%			*
Series Q (Small Cap Value Series) (SBLQ)
2009	1.30%	123,810	10.92	to	10.97	1,352,238	0.00%	53.80%	to	53.91%
2008	1.30%	137,935	7.10	to	7.13	979,407	0.00%	-39.39%
2007	1.30%	92,999	11.71	to	11.76	1,089,029	0.00%	8.81%
2006	1.30%	33,616	10.76			361,708	0.00%	7.60%			*
Series V (Mid Cap Value Series) (SBLV)
2009	1.30%	301,666	10.81	to	10.84	3,261,019	0.00%	42.05%	to	42.06%
2008	1.30%	286,630	7.61	to	7.63	2,181,261	0.00%	-29.40%
2007	1.30%	335,513	10.78	to	10.81	3,616,835	0.00%	0.53%
2006	1.30%	175,077	10.72	to	10.76	1,876,830	0.00%	7.2%	to	7.55%	*

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Series X (Small Cap Growth Series) (SBLX)
2009	1.30%	42,126	$7.47			$314,681	0.00%	33.39%
2008	1.30%	56,389	5.60			315,778	0.00%	-47.91%
2007	1.30%	22,946	10.74			246,440	0.00%	4.17%
2006	1.30%	9,845	10.31			101,502	0.00%	3.10%			*
Series Y (Select 25 Series) (SBLY)
2009	1.30%	6,147	8.19			50,345	0.00%	31.46%
2008	1.30%	2,051	6.23			12,778	0.00%	-37.89%
2007	1.30%	1,884	10.02			18,878	0.00%	-7.48%
2006	1.30%	1,936	10.83			20,967	0.00%	8.30%			*
Total Return Portfolio - Administrative Class (PMVTRA)
2009	1.30%	236,312	12.92	to	12.96	3,053,206	5.12%	12.55%	to	12.64%
2008	1.30%	184,738	11.47	to	11.52	2,119,010	4.47%	3.39%
2007	1.30%	74,518	11.09	to	11.14	826,451	5.43%	7.32%
2006	1.30%	33,396	10.33			344,981	2.90%	3.30%			*
Micro-Cap Portfolio - Investment Class (ROCMC)
2009	1.30%	141,676	9.85	to	9.86	1,395,512	0.00%	55.99%	to	56.10%
2008	1.30%	138,923	6.31	to	6.32	876,608	2.95%	-44.01%
2007	1.30%	110,927	11.28	to	11.29	1,251,283	2.22%	2.62%
2006	1.30%	40,766	10.99	to	11	448,021	0.31%	9.9%	to	10.04%	*
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2009	1.30%	1	27.48			24	0.00%	45.82%
2008	1.30%	908,965	18.84			17,124,938	2.54%	-40.88%
2007	1.30%	1,007,744	31.87			32,116,823	0.62%	5.24%
2006	1.30%	1,161,657	30.28			35,175,040	0.00%	10.76%
2005	1.30%	1,368,006	27.34			37,401,311	0.00%	6.49%

2009	Reserves for annuity contracts in payout phase:						150,511
2009	Contract owners equity:						$389,631,848
2008	Reserves for annuity contracts in payout phase:						172,591
2008	Contract owners equity:						$344,378,872
2007	Reserves for annuity contracts in payout phase:						329,169
2007	Contract owners equity:						$595,938,388
2006	Reserves for annuity contracts in payout phase:						399,932
2006	Contract owners equity:						$637,994,120
2005	Reserves for annuity contracts in payout phase:						439,260
2005	Contract owners equity:						$642,652,380
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010